Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus
and Statement of Additional Information
Transamerica BlackRock Global Real Estate Securities VP
* * *
Effective as of October 1, 2021, Transamerica BlackRock Global Real Estate Securities VP (the “portfolio”) changed its classification from a “non‑diversified” to a “diversified” portfolio.
All changes described below are effective as of October 1, 2021.
The sixth paragraph of the “Principal Investment Strategies” section relating to the portfolio in the Prospectus and Summary Prospectus, and the sixth paragraph in the “More on Each Portfolio’s Strategies and Investments” section relating to the portfolio in the Prospectus, are deleted in their entirety.
In addition, the “Non‑Diversification” risk is deleted from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio.
* * *
Investors Should Retain this Supplement for Future Reference
October 1, 2021

Transamerica BlackRock Global Real Estate Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus
and Statement of Additional Information
Transamerica BlackRock Global Real Estate Securities VP
* * *
Effective as of October 1, 2021, Transamerica BlackRock Global Real Estate Securities VP (the “portfolio”) changed its classification from a “non‑diversified” to a “diversified” portfolio.
All changes described below are effective as of October 1, 2021.
The sixth paragraph of the “Principal Investment Strategies” section relating to the portfolio in the Prospectus and Summary Prospectus, and the sixth paragraph in the “More on Each Portfolio’s Strategies and Investments” section relating to the portfolio in the Prospectus, are deleted in their entirety.
In addition, the “Non‑Diversification” risk is deleted from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio.
* * *
Investors Should Retain this Supplement for Future Reference
October 1, 2021